Allowance for Loan Losses (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Recent analysis performed for risk category of loans
Total		$ 161,584
Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total		83
Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total		0
Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total		188
Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total		0
Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total		0
Mortgage [Member]
Recent analysis performed for risk category of loans
Total		29,977
Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total		115,443
Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total		503
Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total		289
Home Equity [Member]
Recent analysis performed for risk category of loans
Total		11,116
Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total		3,985
Not Rated [Member]
Recent analysis performed for risk category of loans
Total	186,113
Not Rated [Member] | Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	161
Not Rated [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	333
Not Rated [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	175
Not Rated [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	0
Not Rated [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	0
Not Rated [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Total	34,428
Not Rated [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	132,636
Not Rated [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	1,472
Not Rated [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	192
Not Rated [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Total	13,005
Not Rated [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total	3,711
Pass [Member]
Recent analysis performed for risk category of loans
Total	107,702	114,212
Pass [Member] | Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	17,236	17,159
Pass [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	67,264	71,943
Pass [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	12,612	11,706
Pass [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	2,322	3,949
Pass [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	5,147	5,296
Pass [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Total	2,399	3,323
Pass [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	0	0
Pass [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Pass [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	0	0
Pass [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Total	108	133
Pass [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total	614	703
Special Mention [Member]
Recent analysis performed for risk category of loans
Total	1,958	7,995
Special Mention [Member] | Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	0	380
Special Mention [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	1,663	6,705
Special Mention [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	0	0
Special Mention [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Special Mention [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	102	106
Special Mention [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Total	120	471
Special Mention [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	0	0
Special Mention [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Special Mention [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	0	0
Special Mention [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Total	73	101
Special Mention [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total	0	232
Substandard [Member]
Recent analysis performed for risk category of loans
Total	13,656	13,098
Substandard [Member] | Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	18	18
Substandard [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	5,983	5,111
Substandard [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	3,699	3,508
Substandard [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Substandard [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	1,577	2,747
Substandard [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Total	2,370	1,667
Substandard [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	0	0
Substandard [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Substandard [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	0	0
Substandard [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Total	9	47
Substandard [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member]
Recent analysis performed for risk category of loans
Total	20	23
Doubtful [Member] | Commercial: Commercial and other [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Commercial: Real Estate [Member]
Recent analysis performed for risk category of loans
Total	20	23
Doubtful [Member] | Commercial: Five or more family [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Commercial: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Commercial: Land [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Mortgage [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Mortgage Warehouse [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Residential construction: Construction [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Residential construction: Land [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Home Equity [Member]
Recent analysis performed for risk category of loans
Total	0	0
Doubtful [Member] | Consumer and Other [Member]
Recent analysis performed for risk category of loans
Total	$ 0	$ 0